GCAT 2021-NQM2 Trust ABS-15G

Exhibit 99.26

Exception Level

Recovco ID	Loan # 1	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
N0WE5ECBL0F	XXXXXXXX	Credit	Resolved	Resolved	N0WE5ECBL0F-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The file is missing evidence of the ITIN.		HomeX Response: XX/XX/XXXX Please see attached W9.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
N0WE5ECBL0F	XXXXXXXX	Credit	Resolved	Resolved	N0WE5ECBL0F-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the Operating Agreement.	HomeX response: XX/XX/XXXX The Operating Agreement is one of three documents that are acceptable evidence of legal entity formation, the other two being Articles of Organization and LLC Members Resolution.
										As part of this loan, HomeX reviewed the Articles of Organization to establish the necessary information about the LLC that is party to this transaction. Please see Loan Submission document below and Articles of Organization.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
PZF5QKST5PK	XXXXXXXX	Credit	Resolved	Resolved	PZF5QKST5PK-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	The guidelines section 16.3, reserves, require 6 months of reserves when the LTV exceeds XX%. The file did not include documentation of assets.		HomeX Response: XX/XX/XXXX Please see attached exception		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
PZF5QKST5PK	XXXXXXXX	Credit	Resolved	Resolved	PZF5QKST5PK-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	The guidelines section 16.3, reserves, require 6 months of reserves when the LTV exceeds XX%. The loan was approved with a LTV of XX% ($XXX/$XXX) The file did not include documentation of assets.		HomeX Response: XX/XX/XXXX Please see attached exception		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared